Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5795 – PremierSolutions Standard (Series A)
HV-6775 – PremierSolutions Cornerstone (Series II)
HV-6779 – PremierSolutions Standard (Series A-II)

Supplement dated January 22, 2026 to Prospectuses dated May 1, 2025

Effective February 1, 2026, Class R3 and Class R4 of the following funds in the above-referenced prospectuses, as applicable, will be closed to new investors:

•Thornburg International Equity Fund
•Thornburg Small/Mid Cap Core Fund
•Thornburg Small/Mid Cap Growth Fund

Accordingly, the subaccount in the above-referenced prospectuses, as applicable, will be closed to new investors effective February 1, 2026.

Please read this Supplement carefully and retain it for future reference.

2025-PROSUPP-36